Note 5 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Share-based Compensation, Stock Options, Activity [Table Text Block]
	Year Ended December 31, 2016
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at beginning of year	5,437,064	$1.96
Granted	479,457	1.05
Exercised	(50,000)	0.27
Canceled and forfeited	(2,186,906)	1.69
Expired	(299,000)	2.42
Outstanding at end of year	3,380,615	$2.00	6.5	$16,013
Exercisable at end of year	2,548,681	$2.07	6.1	$16,013

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
	Year Ended December 31, 2016
	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested at beginning of year	361,000	$1.69
Granted	168,000	1.20
Forfeited	(206,000)	1.77
Expired	(50,000)	1.93
Vested	(66,000)	1.65
Unvested at end of year	207,000	$1.17